B4 Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2019
Analysis Of Income And Expense [Abstract]
Schedule of Other Operating Income and Expenses
Other operating income and expenses
	2019	2018	2017

Other operating income
Gains on sales of intangible assets and PP&E	115	30	47
Gains on sales of investments and operations 1)	1,119	105	324
Other operating income	1,116	362	783
Total other operating income	2,350	497	1,154

Other operating expenses
Losses on sales of intangible assets and PP&E	—	(17)	(74)
Losses on sales of investments and operations 1)	(422)	(330)	(130)
Write-down of goodwill 2)	—	(275)	(12,966)
Other operating expenses 3)	(11,638)	(43)	(115)
Total other operating expenses	(12,060)	(665)	(13,285)

1)	Includes divestments presented in note E2, “Business combinations.”
2)	For more information about the write-down of goodwill, see note C1, “Intangible assets.”
3)	Includes cost of SEK -10.7 billion in 2019 related to the resolution of the US SEC and DOJ investigations.